UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 13, 2026

Exact name of securitizer as specified in its charter:  Asset Backed Securities Corporation

Commission File Number of securitizer: 025-01121

Central Index Key Number of securitizer: 0000797510

Dmitriy Kogan, Executive Director, (212) 325-1069

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): __________________

_________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure~~(1)~~

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Credit Suisse First Boston Mortgage Acceptance Corp. (Securitizer)

By:	/s/ Dmitriy Kogan
	Name:	Dmitriy Kogan
	Title:	Executive Director

	By:	/s/ Michael Parniawski
		Name:	Michael Parniawski
		Title:	Executive Director

Date: February 12, 2026